Stock-Based Compensation - Summary of Number of DSUs (Detail) - Deferred Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Directors' Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
DSUs outstanding - January 1 (in shares)	99,083	20,525
DSUs granted (in shares)	88,007	78,558
DSUs outstanding - December 31 (in shares)	187,090	99,083
Management Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
DSUs outstanding - January 1 (in shares)	0	0
DSUs granted (in shares)	64,828	0
DSUs paid (in shares)	(1,068)	0
DSUs outstanding - December 31 (in shares)	63,760	0